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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22958

                   DUFF & PHELPS SELECT ENERGY MLP FUND INC.
               --------------------------------------------------
               (exact name of registrant as specified in charter)

                100 Pearl Street, 7th Floor, Hartford, CT 06103
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                    (Address of principal executive offices)

            William Renahan, Esq., Virtus Investment Partners, Inc.
                      100 Pearl Street, Hartford, CT 06103
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                    (Name and Address of agent for service)

Registrant's telephone number, including area code:  800-243-1574

Date of Fiscal Year End:  11/30

Date of Reporting Period:  07/01/2013 - 06/30/2014

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22958
Reporting Period: 07/01/2013 - 06/30/2014
Duff & Phelps Select Energy MLP Fund Inc.









================== Duff & Phelps Select Energy MLP Fund Inc. ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Duff & Phelps Select Energy MLP Fund Inc.

By (Signature and Title)* /s/ George R. Alyward
                          --------------------------------
                          George R. Alyward, President

Date: August 2, 2014